Common Stock and Warrants (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	May 31, 2024	Feb. 05, 2024	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized	300,000,000	300,000,000		300,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares outstanding	53,198,399	53,198,399		53,198,399
Deemed dividend			$ 400,000
Plan 2006 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options approved for grant	15,000,000